LEASES - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
LEASES
Operating cash flows from operating leases	¥ 13,661	¥ 19,615
Operating cash flows from finance lease	¥ 0	¥ 0